Other Gains and Losses - Summary of Other Gains and Losses, Net (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Gain on disposal of financial assets, net
Available-for-sale financial assets	$ 89.8	$ 3.0	$ 33.2	$ 22,157.9
Gain (loss) on disposal of investments accounted for using equity method, net			(260.0)	2,492.1
Gain (loss) from disposal of subsidiaries	17.3		(36.1)	(138.2)
Other gains	409.9		176.8	189.3
Net gain (loss) on financial instruments at FVTPL
Held for trading	2,253.7		467.1	(1,769.3)
Designated as at FVTPL	131.0		(37.4)
Gain (loss) arising from fair value hedges, net	(30.3)		16.9	(439.7)
Impairment loss of financial assets
Available-for-sale financial assets	(29.6)	(1.0)	(122.2)	(154.7)
Other losses	(24.4)		(42.4)	(145.9)
Other gains and losses	$ 2,817.4	$ 95.1	$ 195.9	$ 22,191.5